WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.5%
	ARGENTINA — 1.4%
270	MercadoLibre, Inc.*	$630,974
	AUSTRIA — 1.6%
5,580	BAWAG Group A.G.*	733,693
	BELGIUM — 2.6%
4,211	UCB S.A.	1,161,757
	BERMUDA — 2.4%
17,270	Viking Holdings Ltd.*	1,073,503
	BRAZIL — 2.8%
47,300	Embraer S.A.	713,548
32,300	NU Holdings, Ltd. - Class A*	517,123
		1,230,671
	CANADA — 4.4%
23,250	Canadian Natural Resources Ltd.	743,070
2,230	Celestica, Inc.*	549,427
13,166	Definity Financial Corp.	676,701
		1,969,198
	CHINA — 4.6%
25,700	BYD Co., Ltd. - Class A	394,282
160,760	DiDi Global, Inc. - ADR*	999,927
7,900	Tencent Holdings, Ltd.	673,053
		2,067,262
	DENMARK — 1.4%
3,120	DSV A/S	620,506
	FINLAND — 1.4%
18,260	Amer Sports, Inc.*	634,535
	FRANCE — 4.8%
2,590	Safran S.A.	912,490
3,580	Sartorius Stedim Biotech	723,103
10,000	SPIE S.A.	537,685
		2,173,278
	GERMANY — 13.1%
2,820	adidas A.G.	593,928
5,380	CTS Eventim A.G. & Co. KGaA	526,757

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
3,440	Heidelberg Materials A.G.	$773,576
345	Rheinmetall A.G.	803,771
3,700	SAP S.E.	989,939
5,170	Scout24 S.E.	647,009
13,362	Siemens Energy A.G.*	1,559,580
		5,894,560
	GREECE — 1.9%
102,720	Piraeus Financial Holdings S.A.*	869,948
	HONG KONG — 1.3%
46,000	Techtronic Industries Co., Ltd.	588,448
	INDIA — 2.9%
16,210	BSE, Ltd.	372,475
121,817	Eternal Ltd.*	446,582
30,710	ICICI Bank Ltd.	466,242
		1,285,299
	IRELAND — 1.5%
2,610	Flutter Entertainment PLC*	678,825
	ITALY — 1.7%
7,906	Prysmian S.p.A.	781,318
	JAPAN — 6.3%
13,600	Fujikura, Ltd.	1,329,330
39,800	Mitsubishi Heavy Industries, Ltd.	1,043,948
9,900	Sanrio Co., Ltd.	465,327
		2,838,605
	NETHERLANDS — 4.7%
620	Argenx S.E.*	449,242
3,660	BE Semiconductor Industries N.V.	545,047
9,890	Nebius Group N.V.*	1,110,350
		2,104,639
	PERU — 1.4%
2,360	Credicorp Ltd.	628,421
	POLAND — 0.9%
40,820	Allegro.eu S.A.*	399,755

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 4.5%
110,850	Grab Holdings Ltd. - Class A*	$667,317
7,480	Sea Ltd. - ADR*	1,336,900
		2,004,217
	SOUTH KOREA — 2.3%
18,550	Coupang, Inc.*	597,310
530	Hanwha Aerospace Co., Ltd.	418,168
		1,015,478
	SWEDEN — 1.9%
1,231	Spotify Technology S.A.*	859,238
	SWITZERLAND — 2.8%
13,080	Coca-Cola HBC A.G.*	616,357
11,550	SMG Swiss Marketplace Group A.G.*	657,513
		1,273,870
	TAIWAN — 3.1%
32,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,370,169
	UNITED KINGDOM — 14.0%
21,450	3i Group PLC	1,179,519
78,835	Babcock International Group PLC	1,410,040
17,200	British American Tobacco PLC	912,969
12,350	Klarna Group PLC*	452,628
118,170	Rolls-Royce Holdings PLC	1,891,101
30,770	Wise PLC - Class A*	428,281
		6,274,538
	UNITED STATES — 3.8%
8,100	Philip Morris International, Inc.	1,313,820

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,450	ResMed, Inc.	$396,909
		1,710,729
	TOTAL COMMON STOCKS
	(Cost $31,275,187)	42,873,434
	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 3.1%
1,389,704	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%[2]	1,389,704
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,389,704)	1,389,704
	TOTAL INVESTMENTS — 98.6%
	(Cost $32,664,891)	44,263,138
	Other Assets in Excess of Liabilities — 1.4%	645,024
	TOTAL NET ASSETS — 100.0%	$44,908,162

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.